CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 1,302,738	$ 121,481
Accounts and other receivables - net	371,250	1,202,745
Inventories	417,546	887,509
Prepaids and deposits	185,718	278,051
Property held for sale - net	0	1,878,107
Total current assets	2,277,252	4,367,893
Non-current assets
Inventories	0	1,294,339
Property and equipment - net	4,654,767	5,278,882
Exploration and evaluation assets	8,154,913	7,455,071
Total non-current assets	12,809,680	14,028,292
Total assets	15,086,932	18,396,185
Current liabilities
Accounts payable and accrued liabilities	3,371,737	2,966,264
Current portion of lease liability	161,737	171,990
Current portion of long-term debt	0	346,747
Total current liabilities	3,533,474	3,485,001
Non-current liabilities
Lease liability	0	161,737
Convertible debentures	1,751,314	0
Total non-current liabilities	1,751,314	161,737
Total liabilities	5,284,788	3,646,738
SHAREHOLDERS' EQUITY
Share capital	92,306,064	89,477,168
Warrants	577,581	89,737
Equity reserve	6,760,855	8,563,163
Restricted stock units	469,171	0
Shares to be issued	472,500	472,500
Convertible debentures reserve	439,331	0
Deficit	(91,223,358)	(83,853,121)
Total shareholders' equity	9,802,144	14,749,447
Total shareholders' equity and liabilities	$ 15,086,932	$ 18,396,185